Related party transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
Schedule of key management personnel compensation

Key management personnel compensation during the years ended December 31, 2025, 2024, and 2023 is comprised of:

	2025	2024	2023
	$	$	$
Salaries, benefits, bonuses and consulting fees	1,501,380	908,052	1,395,096
Share-based payments	1,994,558	1,085,669	1,980,732
	3,495,938	1,993,721	3,375,828